Restructuring Costs, Net (Tables)	3 Months Ended
Mar. 31, 2013
Restructuring Costs, Net [Abstract]
Components of restructuring gains (costs), net

	Three Months Ended March 31,
	2013	2012
Severance	$0.2	$0.4
Distribution footprint optimization	0.1	—
Gain on sale of land and building	—	(0.4)

	$0.3	$—

Summary of activities in accrued restructuring reserves, including pension obligations and property, plant and equipment

	Severance Costs	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$0.9	$—	$2.2
Charges	0.2	—	0.1	0.3
Usage	(0.8)	(0.2)	(0.1)	(1.1)

Balance at March 31, 2013	$0.7	$0.7	$—	$1.4

Balance at December 31, 2011	$1.0	$—	$—	$1.0
Charges	0.4	—	(0.4)	—
Usage	(0.5)	—	0.4	(0.1)

Balance at March 31, 2012	$0.9	$—	$—	$0.9